Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Investment in affiliates
Schedule of balances of investment in affiliates

	As of December 31
	2016		2017		2017
	RMB	%	RMB	%	USD	%
Shanghai Runju Financial Information Services Co., Ltd. (“Runju”)	—	—	94,014,722	71.2%	14,449,798	71.2%
Private equity funds that the Company serves as general partner or fund manager	25,655,495		27,571,703		4,237,693
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd(“Changjiang Jupai”)	8,606,286	40.0%	8,660,033	25.0%	1,331,023	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	9,580,813	1.1%	8,380,897	1.2%	1,288,120	1.2%
Beijing Juyuan Information Technology Co., Ltd(“Juyuan”)	10,186,105	64.0%	8,376,590	64.0%	1,287,458	64.0%
Shanghai Qihu Financial Information Co., Ltd(“Qihu”)	5,647,506	30.0%	5,715,365	30.0%	878,436	30.0%
Shanghai Juzhi Investment Management Co., Ltd (“Juzhi”)	2,794,650	50.0%	5,317,586	50.0%	817,298	50.0%
Hengqinhuixun Asset Management Co., Ltd (“Hengqinhuixun”)	—	—	4,995,829	40.0%	767,845	40.0%
Shanghai JupaiHehui Asset Management Co., Ltd. (‘‘Hehui’’)	3,690,738	49.0%	4,055,531	49.0%	623,324	49.0%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	4,343,426	8.3%	3,912,925	8.3%	601,406	8.3%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	4,626,479	45.0%	657,061	45.0%	100,988	45.0%
Others	10,698,946		10,264,314		1,577,597

Total investments	85,830,444		181,922,556		27,960,986